CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax		$ 13,420	$ (178)	$ 55
Depreciation, amortisation and net impairment losses		8,644	11,550	16,715
Exploration expenditures written off		(8)	1,800	2,164
(Gains) losses on foreign currency transactions and balances		(453)	(137)	1,166
(Gains) losses on sales of assets and businesses		395	(110)	(1,716)
(Increase) decrease in other items related to operating activities		(391)	1,076	558
(Increase) decrease in net derivative financial instruments		(596)	1,307	1,551
Interest received		282	280	363
Interest paid		(622)	(548)	(443)
Cash flows provided by operating activities before taxes paid and working capital items		20,671	15,040	20,414
Taxes paid		(5,766)	(4,386)	(8,078)
(Increase) decrease in working capital		(542)	(1,620)	1,292
Cash flows provided by operating activities		14,363	9,034	13,628
Cash flows from (used in) investing activities [abstract]
Additions through business combinations		0	0	(398)
Capital expenditures and investments		(10,755)	(12,191)	(15,518)
(Increase) decrease in financial investments		592	877	(2,813)
(Increase) decrease in other items interest bearing		79	107	(22)
Proceeds from sale of assets and businesses		406	761	4,249
Cash flows used in investing activities		(9,678)	(10,446)	(14,501)
Cash flows from (used in) financing activities [abstract]
New finance debt		0	1,322	4,272
Repayment of finance debt		(4,775)	(1,072)	(1,464)
Dividend paid		(1,491)	(1,876)	(2,836)
Net current finance debt and other		444	(333)	(701)
Cash flows provided by (used in) financing activities		(5,822)	(1,959)	(729)
Net increase (decrease) in cash and cash equivalents		(1,137)	(3,371)	(1,602)
Effect of exchange rate changes on cash and cash equivalents		436	(152)	(871)
Cash and cash equivalents at the beginning of the period (net of overdraft)		5,090	8,613	11,085
Cash and cash equivalents at the end of the period (net of overdraft)		4,390	5,090	8,613
Cash and cash equivalents includes: [abstract]
Bank overdrafts	[1]	0	0	10
Interest paid [abstract]
Capitalised interest	[2]	$ 454	$ 355	$ 392

[1]	Cash and cash equivalents include bank overdrafts of zero at 31 December 2017, zero at 31 December 2016 and USD 10 million
[2]

Interest paid in cash flows provided by operating activities is excluding capitalised interest of USD 454 million at 31 December 2017, USD 355 million at 31 December 2016 and USD 392 million at 31 December 2015. Capitalised interest is included in Capital expenditures and investments in cash flows used in investing activities.